Goodwill	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Goodwill
13.	GOODWILL

The changes in the carrying amount of goodwill from significant acquisitions are as follows:

	Actoz	Chengdu Aurora	Shanghai Shulong	Chengdu Simo	Goldcool	Mochi	Eyedentity	eFusion	Others	Total
	RMB
Balance as of December 31, 2011	86,479	26,130	3,934	53,532	25,077	163,617	123,425	—	9,922	492,116
Acquisitions in 2012	—	—	—	—	—	—	—	718	—	718
Divestitures in 2012	—	—	—	—	—	(163,617)	—	—	—	(163,617)
Balance as of December 31, 2012	86,479	26,130	3,934	53,532	25,077	—	123,425	718	9,922	329,217
Acquisitions in 2013	—	—	—	—	—	—	—	—	1,955	1,955
Impairment in 2013	—	—	—	(30,772)	—	—	—	—	—	(30,772)
Divestitures in 2013	—	—	—	—	—	—	—	(718)	—	(718)
Balance as of December 31, 2013	86,479	26,130	3,934	22,760	25,077	—	123,425	—	11,877	299,682
Divestitures in 2014	—	—	—	—	—	—	—	—	(1,955)	(1,955)
Balance as of December 31, 2014	86,479	26,130	3,934	22,760	25,077	—	123,425	—	9,922	297,727

Goodwill arising from business combinations completed in 2012, 2013 and 2014 has been allocated to the respective reporting units. Goodwill is not amortized but is reviewed annually for impairment. The Group performed goodwill impairment tests in October of 2012, 2013 and 2014 using the two-step quantitative approach. It was determined that the Group’s goodwill was not impaired for any of its reporting units, with the exception of a interim assessment (trigger-based evaluation) of Chengdu Simo’s goodwill in 2013, which resulted in an impairment charge for a portion of the goodwill which was insignificant.